Shareholder Report, Holdings (Details) - Bretton Fund	Dec. 31, 2025
Financials
Holdings [Line Items]
Percent of Net Asset Value	35.60%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.08%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.99%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.84%
Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.89%
Cash Equivalents and Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Alphabet Inc. - Class C
Holdings [Line Items]
Percent of Net Asset Value	14.58%
American Express Company
Holdings [Line Items]
Percent of Net Asset Value	6.97%
JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
The Progressive Company
Holdings [Line Items]
Percent of Net Asset Value	6.20%
The TJX Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.88%
UnitedHealth Group Incorporated
Holdings [Line Items]
Percent of Net Asset Value	5.84%
Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.65%
AutoZone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.53%
Ross Stores Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.09%
Visa Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.09%